Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Accumulated Other Comprehensive Loss Amounts in Equity Reserves (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Reserves within Equity [Line Items]
Other miscellaneous reserves	$ (35,068,098)	$ (32,188,067)
Total	$ (74,789,241)	(136,755,547)		$ (1,107,906,103)	$ (848,186,431)
Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]
Disclosure of Reserves within Equity [Line Items]
Exchange differences in foreign currency translation			$ (263,741,101)	(192,080,845)
Cash flow hedges			(8,696,789)	(8,022,483)
Gains and losses on remeasuring available-for-sale financial assets			(118,662)	(118,662)
Other miscellaneous reserves			(2,561,252)	(1,967,052)
Total		$ 2,722,113	$ (275,117,804)	$ (202,189,042)